[MLB Letterhead]








August 22, 2001

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Re:        Croft Funds Corporation
           FILE NOS. 33-81926 AND 811-8652
           -------------------------------

Ladies and Gentlemen:

On behalf of our client, Croft Funds Corporation ("Croft"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the prospectus and the Statement of Additional Information dated August 30, 2001 for the Croft-Leominster Value Fund and the Croft-Leominster Income Fund do not differ from those contained in Croft's Post-Effective Amendment No. 8 which was filed via EDGAR on August 20, 2001.

Please do not hesitate to contact me at (202) 467-7405 should you have any questions regarding this filing.

Sincerely,



/S/ LAWRENCE P. STADULIS
 ------------------------
Lawrence P. Stadulis